Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Equiment			$ 8,744	$ 8,744
Accumulated depreciation			2,770	1,045
Depreciation expense	$ 1,293	$ 1,293	$ 1,725	$ 1,045